Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Jul. 15, 2026